HIGHLAND FUNDS I

(formerly Pyxis Funds I)

Highland Long/Short Healthcare Fund

(formerly Pyxis Long/Short Healthcare Fund)

Class A - Ticker: HHCAX

Class C - Ticker: HHCCX

Class Z - Ticker: HHCZX

Supplement dated October 18, 2013 to the Class A, Class C and Class Z Shares Summary Prospectus, Prospectus and Statement of Additional Information for Highland Long/Short Equity Fund, each dated November 1, 2012, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information.

CONTRACTUAL FEE WAIVER

Effective immediately, the fee table and expense example for the Highland Long/Short Healthcare Fund under the heading “Annual Fund Operating Expenses” and “Expense Example” on page 16 of the Prospectus are hereby deleted in their entirety and replaced with the following:

	Class A	Class C	Class Z
Annual Fund Operating Expenses (expenses that you pay each year as % of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.35%	1.00%	None
Other Expenses	2.17%	2.20%	2.24%
Dividend Expense on Short Sales	1.03%	1.07%	1.13%
Remainder of Other Expenses	1.14%	1.13%	1.11%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses(1)	3.56%	4.24%	3.28%
Expense Reimbursement(2)	-0.64%	-0.63%	-0.61%
Total Annual Fund Operating Expenses After Expense Reimbursement	2.92%	3.61%	2.67%

(1)
Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(2)
Highland Capital Management Fund Advisors, L.P. (the “Adviser”) has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, acquired fund fees and expenses, extraordinary expenses and dividend expense on short sales) of the Fund to 1.50% of average daily net assets of the fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. The Trust, on behalf of the Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund’s total annual operating expenses in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than 36 months after the date the Fund accrues a liability with respect to such amounts paid, waived or reimbursed by the Adviser.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.

Class	1 Year	3 Years	5 Years	10 Years
Class A:	$829	$1,526	$2,243	$4,128
Class C: if you did not sell your shares	$364	$1,231	$2,110	$4,368
if you sold all your shares at the end of the period	$464	$1,231	$2,110	$4,368
Class Z:	$270	$953	$1,659	$3,750